422 Fleming Street, Suite 7

Key West, FL 33040

281-702-2137 (P)

866-862-1719 (F)

June 12, 2017

Securities and Exchange Commission 450 Fifth Street, N.W. Judiciary Plaza Washington, D.C. 20548	VIA EDGAR

Attn: Division of Investment Management: Attn Mr. Jay Williamson

Re: American Pension Investors Trust, File Nos. 811-04262 and 002-96538

Dear Mr. Williamson:

On behalf of American Pension Investors Trust (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 (the “1934 Act”) is Registrant’s Definitive Proxy Statement which will be used in connection with a special meeting of the shareholders of the Yorktown Multi-Asset Fund, Yorktown Growth Fund, Yorktown Capital Income Fund, Yorktown Short Term Bond Fund, Yorktown Small Cap Fund, and Yorktown Mid Cap Fund. (each a “Fund” and together the “Funds”), each a separate series of the Trust, to be held on July 28, 2017 (the “Special Meeting”). This Definitive Proxy Statement consists of a notice of meeting, the proxy statement and form of proxy. This information, including the Proxy Statement, will be mailed to the Trust’s shareholders on or about June 12, 2017.

The matters to be considered at the Special Meeting will be:

Proposal 1:	YORKTOWN MULTI-ASSET FUND SHAREHOLDERS ONLY!- To approve a proposed new investment advisory agreement with Yorktown Management & Research Company, Inc. on behalf of the Yorktown Multi Asset Fund.

Proposal 2:	YORKTOWN GROWTH FUND SHAREHOLDERS ONLY!- To approve a proposed new investment advisory agreement with Yorktown Management & Research Company, Inc. on behalf of the Yorktown Growth Fund.

Proposal 3:	YORKTOWN CAPITAL INCOME FUND SHAREHOLDERS ONLY!- To approve a proposed new investment advisory agreement with Yorktown Management & Research Company, Inc. on behalf of the Yorktown Capital Income Fund.

Proposal 4:	YORKTOWN SHORT TERM BOND FUND SHAREHOLDERS ONLY!- To approve a proposed new investment advisory agreement with Yorktown Management & Research Company, Inc. on behalf of the Yorktown Short Term Bond Fund.

Proposal 5:	YORKTOWN MASTER ALLOCATION FUND SHAREHOLDERS ONLY!- To approve a proposed new investment advisory agreement with Yorktown Management & Research Company, Inc. on behalf of the Yorktown Master Allocation Fund.

Proposal 6:	YORKTOWN SMALL CAP FUND SHAREHOLDERS ONLY!- To approve a proposed new investment advisory agreement with Yorktown Management & Research Company, Inc. on behalf of the Yorktown Small Cap Fund.

Proposal 7:	YORKTOWN MID CAP FUND SHAREHOLDERS ONLY!- To approve a proposed new investment advisory agreement with Yorktown Management & Research Company, Inc. on behalf of the Yorktown Mid Cap Fund.

In response to your comments relating to the Trust’s Preliminary Proxy, filed on May 23, 2017, we have made the following amendments to this Definitive Proxy:

1.	All information and required disclosures that were not included in the Preliminary Proxy have been included in this Definitive Proxy;

2.	You noted that for the Multi-Asset Fund, the Growth Fund, The Capital Income Fund and the Short Term Bond Fund, there is disclosure highlighting that Fund fees are expected to increase by approximately 0.07% if the proposal is approved. You asked that disclosure be added explaining how the number 0.07% was calculated, who is expected to take over as Fund Administrator, and what will be the new compensation. In response to your comment, the following additional disclosure has been added for each affected Fund:

The Adviser currently provides administrative services to a different Fund under a separate administrative agreement. Under that administrative agreement, the Adviser receives a maximum annual fee equal to 0.07% of the assets of the Fund. The Adviser has recommended to the Board that Ultimus Fund Solutions, LLC, a professional third party administrator, assume the role of administrator to the [Affected] Fund. Ultimus has expressed its willingness to perform such services for a maximum annual fee of 0.07% annually, and the Board is expected to approve the agreement, subject to shareholders approving this proposal.

3.	You noted that in the discussion of the Board’s consideration of the Multi-Asset Fund’s New Advisory Agreement, the statement “The written analysis showed that the advisory fee proposed under the New Advisory Agreement was lower than fees charged by a significant percentage of the comparable funds included in the analysis.” You asked that the Trust quantify the term “significant percentage. In response to your comment, the Trust has deleted that sentence at issue and replaced it with the following sentence:

The written analysis showed that the advisory fee proposed under the New Advisory Agreement was within the range of fees charged by other comparable funds such that the Board was assured of the reasonableness of the fee.

You made similar comments for the Growth Fund, Capital Income Fund, and Short Term Bond Fund. Identical substitute language has been added for each of those Funds.

4.	You noted that the Adviser has agreed to implement an expense limitation agreement for the Multi-Asset, Growth, Capital Income, and Short Term Bond Funds. You asked that disclosure be added to make clear that the Adviser may not recoup waived fees and/or reimbursed expenses past three years or if the recoupment would cause a Fund to exceed any lower expense limitation then in place. In response to your comment, we have added the following disclosure to each affected Fund:

To the extent that the Adviser is authorized to recoup previously waived fee and/or reimbursements, the Adviser may not obtain such recoupments if the expense was incurred more than three years prior to the request for recoupment. Further, any such recoupments may not be made if they cause the Fund to exceed any lower expense limitation in effect at the time of the recoupment.

5.	In response to another comment with respect to the Expense Limitation Agreement, language has been added wherever needed to make clear that the Agreement will extend for a period of five years.

6.	You asked that additional disclosure bee added explaining the advisory fee differential in the Master Allocation Fund. The following language has been added;

“Yorktown Fund Assets” are other Funds in the Trust. The Master Allocation Fund invests almost exclusively in other Yorktown Funds. “Other Assets” are securities that are not Yorktown Funds. As of January 31, 2017, the end of the Fund’s fiscal year, the Master Allocation Fund has invested all of its Assets in other Yorktown Funds. Accordingly, the 0.30% investment advisory fee applies.

7.	The typo you discovered in the fee table on page 50 of the preliminary proxy has been corrected;

8.	Proposal 8 with respect to adjournments has been removed;

9.	Language discussing the name change of the Trust in the “Quorum” section has been removed;

10.	Language discussing the need for votes to adjourn a meeting has been removed. The Trust will rely on State Law requirements;

11.	An express termination date has been added to the Proposed Expense Limitation Agreement, and Paragraph 3 of the Agreement adjusted as requested; and

8.	A form proxy card in compliance with applicable requirements has been included.

With respect to this Definitive Proxy filing, Registrant acknowledges that comments received from the Commission or the staff, acting pursuant to delegated authority, does not foreclose the Commission from taking any action with respect to the filing; Registrant is not relieved from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct all questions or comments regarding the foregoing to me at 281-702-2137. Thank you for your consideration.

DRAKE COMPLIANCE, LLC

/s/ David D. Jones
DAVID D. JONES